RelatedParty Transactions (Details)			9 Months Ended		12 Months Ended
	Nov. 19, 2015 site	Aug. 18, 2015 site	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / property item $ / yr	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
RelatedParty Transactions
Due to Landmark and affiliates						$ 583,689
Due from Landmark and affiliates			$ 2,111,822		$ 659,722	648,701
Management fees | Acquired Funds
RelatedParty Transactions
Management fees prior to acquisition			118,259	$ 103,401	142,821	94,446	$ 37,222
Landmark, General Partner and affiliates
RelatedParty Transactions
Due to Landmark and affiliates						583,689
Due from Landmark and affiliates			2,111,822		659,722	648,701
Landmark, General Partner and affiliates | Capped reimbursement for certain general and administrative expenses
RelatedParty Transactions
Quarterly cap					$ 162,500
Percentage of revenue (as a percent)					3.00%
Expiration of quarterly cap, measurement period, number of consecutive fiscal quarters (in periods) | item					4
Expiration of quarterly cap, measurement period, minimum revenue					$ 80,000,000
Reimbursement of expenses that exceeded the cap					$ 12,349
Landmark, General Partner and affiliates | Management fees
RelatedParty Transactions
Management fee per asset per month (in dollars per property) | $ / property					45
Expense from related party			209,909	509,703	$ 642,150	544,908	248,551
American Infrastructure Funds | Management fees
RelatedParty Transactions
Maximum fee each year starting in third year of agreement, as a percentage of our gross revenue					0.10%
American Infrastructure Funds | Patent License Agreement Fees
RelatedParty Transactions
Fee for second year of agreement (in dollars per year) | $ / yr					50,000
Minimum fee each year starting in third year of agreement (in dollars per year) | $ / yr					100,000
Landmark Dividend Growth Fund-E LLC | 193-site acquisition
RelatedParty Transactions
Number of tenant sites acquired (in sites) | site		193
Landmark Dividend Growth Fund-E LLC | Capped reimbursement for certain general and administrative expenses
RelatedParty Transactions
Reimbursement of expenses that exceeded the cap			1,465,040
Landmark Dividend Growth Fund-E LLC | Management fees
RelatedParty Transactions
Management fee per asset per month (in dollars per property) | $ / property					65
Management fees prior to acquisition			$ 91,650	$ 100,256	$ 136,834	$ 79,837	$ 2,238
Landmark Dividend Growth Fund-C LLC | 72-site acquisition
RelatedParty Transactions
Number of tenant sites acquired (in sites) | site	72
Landmark Dividend Growth Fund-C LLC | Management fees
RelatedParty Transactions
Management fee per asset per month (in dollars per property) | $ / property					45
Landmark Dividend Growth Fund-F LLC | 136-site acquisition
RelatedParty Transactions
Number of tenant sites acquired (in sites) | site	136
Landmark Dividend Growth Fund-F LLC | Management fees
RelatedParty Transactions
Management fee per asset per month (in dollars per property) | $ / property					75